BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Basis Of Preparation Of Financial Statements [Abstract]
Schedule of Significant Investments in Subsidiaries
The consolidated information disclosed in these consolidated financial statements includes the following subsidiaries:

Subsidiary	Main business	Country	% of direct and indirect interest as of
			December 31, 2023	December 31, 2022	December 31, 2021
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
(1)Directly controlled by Cofesur S.A.U.

Schedule of Financial Information of Subsidiaries with Material Non-controlling Interests
Below is a summary of the financial information for Ferrosur Roca S.A., a subsidiary in which shareholders outside the Group have a material non-controlling interest.

	2023	2022
Current assets	6,432,521	6,633,042
Non-current assets	6,018,546	8,015,053
Current liabilities	7,373,666	10,281,947
Non-current liabilities	2,317,828	1,332,845
Shareholders’ equity attributable to owners of the parent company	2,207,659	2,426,642
Non-controlling interest	551,915	606,661

	2023	2022	2021
Revenues	33,265,474	36,384,432	36,273,669
Financial results, net	(1,042,507)	712,145	(351,779)
Depreciation	(2,764,791)	(8,396,827)	(6,894,662)
Income tax	(552,976)	1,452,029	(76,837)
Net losses for the year	(4,745,191)	(5,298,385)	(7,330,754)

	2023	2022	2021
Net cash generated by (used in) operating activities	(1,983,303)	(280,281)	2,865,822
Net cash generated by (used in) investing activities	3,329,828	(2,814,803)	(3,576,068)
Net cash generated by (used in) financing activities	(1,213,679)	3,392,253	556,037
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	(228,460)	(175,373)	(115,395)